UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Scoggin LLC

Address:   660 Madison Avenue, 20th Floor
           New York, NY 10021


Form 13F File Number: 28-04329


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Craig Effron
Title:  Principal
Phone:  212-355-5600

Name:   Curtis Schenker
Title:  Principal
Phone:  212-355-5600

Signature,  Place,  and  Date  of  Signing:

/s/ Craig Effon                    New York, NY                       5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

/s/ Curtis Schenker                New York, NY                       5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-14489         J. Goldman & Co., L.P.
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              83

Form 13F Information Table Value Total:  $    1,343,017
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    28-04327              S & E Partners, L.P.
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AETNA INC NEW                COM              00817Y108    9,817   192,000     CALL OTHER      01         192,000      0    0
AGRIUM INC                   COM              008916108    4,778    49,000 SH       OTHER      01          49,000      0    0
AGRIUM INC                   COM              008916108   19,500   200,000     CALL OTHER      01         200,000      0    0
AGRIUM INC                   COM              008916108    4,875    50,000     PUT  OTHER      01          50,000      0    0
AMERICAN INTL GROUP INC      COM NEW          026874784   29,231   753,000 SH       OTHER      01         753,000      0    0
AMERICAN INTL GROUP INC      COM NEW          026874784    9,317   240,000     PUT  OTHER      01         240,000      0    0
ANGLOGOLD ASHANTI LTD        SPONSORED ADR    035128206    1,248    53,000     CALL OTHER      01          53,000      0    0
APPLE INC                    COM              037833100    8,499    19,200 SH       OTHER      01          19,200      0    0
APPLE INC                    COM              037833100   20,982    47,400     CALL OTHER      01          47,400      0    0
BANK OF AMERICA CORPORATION  COM              060505104    8,770   720,000 SH       OTHER      01         720,000      0    0
BANK OF AMERICA CORPORATION  COM              060505104    2,923   240,000     PUT  OTHER      01         240,000      0    0
CAESARS ENTMT CORP           COM              127686103    3,837   241,914 SH       OTHER      01         241,914      0    0
CASEYS GEN STORES INC        COM              147528103    8,395   144,000 SH       OTHER      01         144,000      0    0
CATERPILLAR INC DEL          COM              149123101    8,349    96,000     PUT  OTHER      01          96,000      0    0
CHEMTURA CORP                COM NEW          163893209   20,746   960,000 SH       OTHER      01         960,000      0    0
CIGNA CORPORATION            COM              125509109   29,626   475,000     CALL OTHER      01         475,000      0    0
CONSTELLATION BRANDS INC     CL A             21036P108    2,620    55,000 SH       OTHER      01          55,000      0    0
CONSTELLATION BRANDS INC     CL A             21036P108   35,730   750,000     CALL OTHER      01         750,000      0    0
CURRENCYSHS JAPANESE YEN TR  JAPANESE YEN     23130A102   52,025   500,000     CALL OTHER      01         500,000      0    0
CVS CAREMARK CORPORATION     COM              126650100   13,198   240,000 SH       OTHER      01         240,000      0    0
CVS CAREMARK CORPORATION     COM              126650100    5,279    96,000     CALL OTHER      01          96,000      0    0
DELTA AIR LINES INC DEL      COM NEW          247361702    3,962   240,000     PUT  OTHER      01         240,000      0    0
DIGITALGLOBE INC             COM NEW          25389M877   19,341   669,000 SH       OTHER      01         669,000      0    0
DIGITALGLOBE INC             COM NEW          25389M877    6,649   230,000     PUT  OTHER      01         230,000      0    0
DOLLAR TREE INC              COM              256746108    1,840    38,000 SH       OTHER      01          38,000      0    0
DOW CHEM CO                  COM              260543103    6,113   192,000     PUT  OTHER      01         192,000      0    0
DST SYS INC DEL              COM              233326107   13,684   192,000 SH       OTHER      01         192,000      0    0
E M C CORP MASS              COM              268648102    5,877   246,000 SH       OTHER      01         246,000      0    0
ENZON PHARMACEUTICALS INC    NOTE 4.000% 6/0  293904AE8    1,602 1,600,000 PRN      OTHER      01       1,600,000      0    0
FACEBOOK INC                 CL A             30303M102    4,003   156,500 SH       OTHER      01         156,500      0    0
FORD MTR CO DEL              COM PAR $0.01    345370860   18,936 1,440,000     CALL OTHER      01       1,440,000      0    0
GENCORP INC                  COM              368682100    1,721   129,376 SH       OTHER      01         129,376      0    0
GENERAL MTRS CO              COM              37045V100   36,444 1,310,000     CALL OTHER      01       1,310,000      0    0
GEO GROUP INC                COM              36159R103   16,252   432,000 SH       OTHER      01         432,000      0    0
GLEACHER & CO INC            COM              377341102      157   261,098 SH       OTHER      01         261,098      0    0
GOOGLE INC                   CL A             38259P508   15,248    19,200 SH       OTHER      01          19,200      0    0
GREEN MTN COFFEE ROASTERS IN COM              393122106   19,866   350,000     PUT  OTHER      01         350,000      0    0
GREENLIGHT CAPITAL RE LTD    CLASS A          G4095J109    1,100    45,000 SH       OTHER      01          45,000      0    0
HARVEST NATURAL RESOURCES IN COM              41754V103    2,520   718,000 SH       OTHER      01         718,000      0    0
HERTZ GLOBAL HOLDINGS INC    COM              42805T105   26,712 1,200,000 SH       OTHER      01       1,200,000      0    0
HERTZ GLOBAL HOLDINGS INC    COM              42805T105    5,342   240,000     PUT  OTHER      01         240,000      0    0
HESS CORP                    COM              42809H107   20,624   288,000 SH       OTHER      01         288,000      0    0
INTERCONTINENTALEXCHANGE INC COM              45865V100    9,393    57,600 SH       OTHER      01          57,600      0    0
ISHARES TR                   RUSSELL 2000     464287655   94,430 1,000,000     PUT  OTHER      01       1,000,000      0    0
LINN ENERGY LLC              UNIT LTD LIAB    536020100    9,048   238,300     PUT  OTHER      01         238,300      0    0
MARKET VECTORS ETF TR        JR GOLD MINERS E 57060U589    2,662   159,000     CALL OTHER      01         159,000      0    0
MELA SCIENCES INC            COM              55277R100    1,067   920,000 SH       OTHER      01         920,000      0    0
MICROSOFT CORP               COM              594918104      359    12,550 SH       OTHER      01          12,550      0    0
NOKIA CORP                   SPONSORED ADR    654902204    3,149   960,000     PUT  OTHER      01         960,000      0    0
NXP SEMICONDUCTORS N V       COM              N6596X109    5,816   192,000 SH       OTHER      01         192,000      0    0
OAKTREE CAP GROUP LLC        UNIT 99/99/9999  674001201    9,796   192,000 SH       OTHER      01         192,000      0    0
OWENS CORNING NEW            COM              690742101   11,356   288,000     CALL OTHER      01         288,000      0    0
PENN WEST PETE LTD NEW       COM              707887105    4,907   456,000 SH       OTHER      01         456,000      0    0
PFIZER INC                   COM              717081103      216     7,500 SH       OTHER      01           7,500      0    0
PRICELINE COM INC            COM NEW          741503403   12,662    18,400 SH       OTHER      01          18,400      0    0
RALPH LAUREN CORP            CL A             751212101   12,190    72,000     PUT  OTHER      01          72,000      0    0
RAMBUS INC DEL               NOTE 5.000% 6/1  750917AC0      811   800,000 PRN      OTHER      01         800,000      0    0
REALOGY HLDGS CORP           COM              75605Y106    4,689    96,000 SH       OTHER      01          96,000      0    0
SAKS INC                     NOTE 2.000% 3/1  79377WAL2      753   750,000 PRN      OTHER      01         750,000      0    0
SAVIENT PHARMACEUTICALS INC  NOTE 4.750% 2/0  80517QAA8      239 1,000,000 PRN      OTHER      01       1,000,000      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
SCORPIO TANKERS INC          SHS              Y7542C106    1,904   213,400 SH       OTHER      01         213,400      0    0
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506    7,614    96,000     CALL OTHER      01          96,000      0    0
SIGA TECHNOLOGIES INC        COM              826917106    1,969   550,000 SH       OTHER      01         550,000      0    0
SPDR GOLD TRUST              GOLD SHS         78463V107    5,700    36,900 SH       OTHER      01          36,900      0    0
SPDR GOLD TRUST              GOLD SHS         78463V107   86,658   561,000     CALL OTHER      01         561,000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103  150,403   960,000     CALL OTHER      01         960,000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103  183,304 1,170,000     PUT  OTHER      01       1,170,000      0    0
SUNCOKE ENERGY INC           COM              86722A103    6,009   368,000 SH       OTHER      01         368,000      0    0
SYNTA PHARMACEUTICALS CORP   COM              87162T206    1,505   175,000 SH       OTHER      01         175,000      0    0
SYNTA PHARMACEUTICALS CORP   COM              87162T206    3,302   384,000     CALL OTHER      01         384,000      0    0
TEMPUR PEDIC INTL INC        COM              88023U101    8,822   177,750 SH       OTHER      01         177,750      0    0
THE ADT CORPORATION          COM              00101J106   28,043   573,000 SH       OTHER      01         573,000      0    0
TRW AUTOMOTIVE HLDGS CORP    COM              87264S106   13,200   240,000     CALL OTHER      01         240,000      0    0
U S AIRWAYS GROUP INC        COM              90341W108    3,258   192,000     CALL OTHER      01         192,000      0    0
UNITED CONTL HLDGS INC       COM              910047109    3,201   100,000     PUT  OTHER      01         100,000      0    0
UNITEDHEALTH GROUP INC       COM              91324P102    1,316    23,000 SH       OTHER      01          23,000      0    0
UNITEDHEALTH GROUP INC       COM              91324P102   22,426   392,000     CALL OTHER      01         392,000      0    0
VIRGIN MEDIA INC             COM              92769L101   35,258   720,000     CALL OTHER      01         720,000      0    0
VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209   15,336   540,000 SH       OTHER      01         540,000      0    0
VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209   10,906   384,000     CALL OTHER      01         384,000      0    0
WALGREEN CO                  COM              931422109   14,924   313,000     CALL OTHER      01         313,000      0    0
ZOETIS INC                   CL A             98978V103    9,619   288,000     CALL OTHER      01         288,000      0    0
ZOLTEK COS INC               COM              98975W104   17,059 1,427,553 SH       OTHER      01       1,427,553      0    0


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